Allowance for credit losses - Movement in allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 137,861	$ 117,547
Current period (decrease) increase in provision for expected credit losses	(980)	75,771
Write-offs charged against the allowance	(36,883)	(68,171)
Allowance for credit losses at end of period	99,998	$ 125,147
Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	23,025
Current period (decrease) increase in provision for expected credit losses	(11,256)
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	11,769
Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	110,938
Current period (decrease) increase in provision for expected credit losses	12,357
Write-offs charged against the allowance	(36,883)
Allowance for credit losses at end of period	86,412
Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	3,898
Current period (decrease) increase in provision for expected credit losses	(2,081)
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	$ 1,817